[VERTICALNET LETTERHEAD]

VIA EDGAR & FEDERAL EXPRESS

February 12, 2007

Securities and Exchange Commission

100 F. Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

Attn: Barbara Jacobs, Assistant Director

Re:	Verticalnet, Inc. (the “Company”)
Registration Statement on Form S-3, filed January 16, 2007
File No. 333-140020

Dear Ms. Jacobs:

This letter responds to your letter dated February 8, 2007, which sets forth the comments of the staff of the Securities and Exchange Commission (the “Staff”) regarding the Company’s Registration Statement on Form S-3 filed January 16, 2007 (File No. 333-140020) (the “Registration Statement”). For your convenience, I included each of the Staff’s comments in italics before the corresponding response. The Staff’s comments and the Company’s responses thereto are numbered to correspond with the paragraphs numbered in your February 8, 2007 letter.

Where indicated below, the Company will include changes to the respective disclosure in Amendment No. 1 to the Registration Statement (the “Amendment”), which the Company is filing contemporaneously with this response letter. In an effort to respond to the Staff’s comments, enclosed herewith is one courtesy copy of the following: (i) this letter as filed via EDGAR; (ii) a clean version of the Amendment as filed via EDGAR; and (iii) a marked version the Amendment as compared to the previously filed Registration Statement.

Registration Statement on Form S-3

1.	We note that you have an outstanding registration statement, File No. 333-135789. In the interest of simplified disclosure, please consider the application of Rule 429 under the Securities Act. In this regard, you may wish to rely upon this rule by

Securities and Exchange Commission

February 12, 2007

filing an amendment that contains a single prospectus relating to the shares in this offering and in your other outstanding offering. Absent the use of Rule 429, please revise your prospectus cover page to reference your concurrent offering.

Response:

The Company has decided not to use Rule 429 under the Securities Act in respect of the Registration Statement. Accordingly, in response to the Staff’s comments, the Company revised the cover page of the prospectus included in the Amendment to reference the Company’s registration statements, File Nos. 333-128348 and 333-135789, and the concurrent offering described therein.

Item 17. Undertakings.

2.	Please provide the applicable undertaking pursuant to Item 512(a)(5) of the Regulation S-K.

Response:

In response to the Staff’s comments, on page II-3 of the Amendment, the Company included the undertaking set forth in Item 512(a)(5)(ii) of Regulation S-K.

If you have any questions about the foregoing, please feel free to contact me at (610) 640-8030 or James W. McKenzie, Jr., the Company’s outside legal counsel, at (215) 963-5134.

Sincerely,

By:	/s/ Christopher G. Kuhn

            Christopher G. Kuhn

            Vice President, General Counsel and Secretary

Enclosures

cc:	Daniel Lee, Securities and Exchange Commission
James W. McKenzie, Jr., Morgan, Lewis & Bockius LLP